================================================================================

                             LEVCO EQUITY VALUE FUND
                             -----------------------

                               SEMI-ANNUAL REPORT
                                  June 30, 1999
                                  (Unaudited)


   INVESTMENT ADVISER                                         DISTRIBUTOR
   ------------------                                         -----------
JOHN A. LEVIN & CO., INC.                                LEVCO SECURITIES, INC.
  One Rockefeller Plaza                                   One Rockefeller Plaza
New York, New York 10020                                New York, New York 10020
     1.888.300.9887                                          1.888.300.9887

================================================================================

LETTER TO SHAREHOLDERS                                             JULY 29, 1999

     The market, as measured by the S&P 500 Index, continued to rise strongly in the first half of 1999. Most notably, however, an important shift took place in the second quarter as value stocks came back into favor. As measured by the Russell indices, value outperformed growth by more than 7% during the quarter. This development allowed the Fund to post its strongest period since its inception. For the six months ended June 30, 1999, the Fund returned 14.93%, while the S&P 500 Index achieved a return of 12.38%, and the Russell 1000 Value Index rose by 12.87%.

     The resurgence of value stocks was highlighted by strength in a number of cyclical groups, such as basic materials and capital goods. At the same time, financials, consumer staples and health care stocks went through a period of relative weakness, as interest rate fears drove the market down for the month of May. In this environment, where the market's rise was more broadly based than it had been in the recent past and where growth stocks trading at very high multiples were not driving the market, our investment philosophy, with its focus on fundamental value, diversification and capital preservation, served us well.

     Looking ahead, a number of economic signs bode well for the stock market, including an increase in the rate of growth of corporate profits, high levels of consumer confidence and consumer spending and nascent economic recoveries in the Far East and Latin America. On the negative side, wage inflation remains a concern, although competitive pressures and increases in productivity may limit the impact of wage inflation on prices and on margins. With respect to the market itself, while the rebound of value stocks has been encouraging, the market continues to see precariously high relative valuations, (although this factor is not in itself a catalyst for a market retreat).

     In short, even though every environment poses a set of market risks, we believe our stock selection and portfolio construction process is geared to perform well relative to the market in both broadly advancing and declining environments.

     As always, we welcome your comments and thank you for your support.


                                   Sincerely,

                John A. Levin                      Jeffrey A. Kigner
                Co-Chairman                        Co-Chairman
                and President

                             LEVCO EQUITY VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 1999
                                   (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                           $ 20,650,642
                                                                    ============
      At value (Note 1)                                             $ 23,901,473
   Dividends receivable                                                    2,987
   Interest receivable                                                    13,153
   Due from Adviser (Note 3)                                               9,789
   Organization expenses, net (Note 1)                                    79,705
   Other assets                                                               21
                                                                    ------------
      TOTAL ASSETS                                                    24,007,128
                                                                    ------------
LIABILITIES
   Payable for securities purchased                                      247,024
   Payable for capital shares redeemed                                     6,268
   Accrued expenses                                                       47,069
                                                                    ------------
      TOTAL LIABILITIES                                                  300,361
                                                                    ------------

NET ASSETS                                                          $ 23,706,767
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 19,447,244
Undistributed net investment income                                       28,781
Accumulated net realized gains from security transactions                979,911
Net unrealized appreciation on investments                             3,250,831
                                                                    ------------
   Net assets                                                       $ 23,706,767
                                                                    ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, $0.001 par value)                      1,851,049
                                                                    ============
Net asset value, offering price and redemption
   price per share (Note 1)                                         $      12.81
                                                                    ============

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 1999
                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                       $    149,278
   Interest                                                              36,571
                                                                   ------------
      TOTAL INVESTMENT INCOME                                           185,849
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 3)                                     77,333
   Professional fees                                                     47,284
   Trustees' fees and expenses (Note 3)                                  15,000
   Accounting services fees                                              14,500
   Amortization of organization expenses (Note 1)                        12,925
   Transfer agent fees                                                    6,000
   Custodian fees                                                         4,228
   Shareholder reporting costs                                            3,626
   Insurance expense                                                      3,600
   Registration fees                                                      1,749
   Pricing costs                                                            794
   Other expenses                                                           162
                                                                   ------------
      TOTAL EXPENSES                                                    187,201
   Fees waived and expenses reimbursed by the Adviser (Note 3)          (87,122)
                                                                   ------------
      NET EXPENSES                                                      100,079
                                                                   ------------

NET INVESTMENT INCOME                                                    85,770
                                                                   ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                        982,708
   Net change in unrealized appreciation/
      depreciation on investments                                     1,624,844
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      2,607,552
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  2,693,322
                                                                   ============

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              Six Months
                                                                 Ended             Year
                                                                June 30,          Ended
                                                                  1999         December 31,
                                                              (Unaudited)          1998
                                                              ------------     ------------
FROM OPERATIONS:
   Net investment income                                      $     85,770     $    131,394
   Net realized gains from security transactions                   982,708          642,605
   Net change in unrealized appreciation/depreciation
      on investments                                             1,624,844        1,430,085
                                                              ------------     ------------
Net increase in net assets from operations                       2,693,322        2,204,084
                                                              ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (57,116)        (131,388)
   From net realized gains                                              --         (462,547)
   In excess of net realized gains                                      --           (2,797)
                                                              ------------     ------------
Decrease in net assets from distributions to shareholders          (57,116)        (596,732)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                     4,755,382          615,145
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                              57,116          596,732
   Payments for shares redeemed                                    (90,713)        (139,689)
                                                              ------------     ------------
Net increase in net assets from capital share transactions       4,721,785        1,072,188
                                                              ------------     ------------

TOTAL INCREASE IN NET ASSETS                                     7,357,991        2,679,540

NET ASSETS:
   Beginning of period                                          16,348,776       13,669,236
                                                              ------------     ------------
   End of period                                              $ 23,706,767     $ 16,348,776
                                                              ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME                           $     28,781     $        127
                                                              ============     ============
CAPITAL SHARE ACTIVITY:
   Sold                                                            391,123           56,820
   Reinvested                                                        4,782           53,926
   Redeemed                                                         (7,570)         (13,325)
                                                              ------------     ------------
   Net increase in shares outstanding                              388,335           97,421
   Shares outstanding, beginning of period                       1,462,714        1,365,293
                                                              ------------     ------------
   Shares outstanding, end of period                             1,851,049        1,462,714
                                                              ============     ============

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                        Six Months
                                                          Ended               Year          Period
                                                         June 30,            Ended           Ended
                                                           1999            December 31,    December 31,
                                                       (Unaudited)            1998          1997 (a)
                                                        ----------         ----------      ----------
Net asset value at beginning of period                  $    11.18         $    10.01      $    10.00
                                                        ----------         ----------      ----------
Income from investment operations:
   Net investment income                                      0.04               0.09            0.07
   Net realized and unrealized gains
      on investments                                          1.63               1.50            0.01
                                                        ----------         ----------      ----------
Total from investment operations                              1.67               1.59            0.08
                                                        ----------         ----------      ----------
Less distributions:
   Dividends from net investment income                      (0.04)             (0.09)          (0.07)
   Distributions from net realized gains                        --              (0.33)             --
                                                        ----------         ----------      ----------
Total distributions                                          (0.04)             (0.42)          (0.07)
                                                        ----------         ----------      ----------

Net asset value at end of period                        $    12.81         $    11.18      $    10.01
                                                        ==========         ==========      ==========

Total return                                                14.93%(b)          15.98%           0.80%(b)
                                                        ==========         ==========      ==========

Net assets at end of period (000's)                     $   23,707         $   16,349      $   13,669
                                                        ==========         ==========      ==========

Ratio of net expenses to average net assets (c)              1.10%(d)           1.10%           1.10%(d)

Ratio of net investment income to average net assets         0.94%(d)           0.89%           1.73%(d)

Portfolio turnover rate                                        81%(d)             89%             36%(b)

(a) Represents the period from August 4, 1997 (commencement of operations) through December 31, 1997.

(b)  Not annualized.

(c) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 2.05%(d), 2.04% and 2.47%(d) for the periods ended June 30, 1999 and December 31, 1998 and 1997, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1999
                                   (Unaudited)

    Shares                                                             Value
    ------                                                             -----
              COMMON STOCKS - 82.4%
              AEROSPACE & DEFENSE - 3.8%
     4,900       AlliedSignal Inc.                                 $    308,700
    10,600       Loral Space & Communications Ltd. (a)                  190,800
     5,743       United Technologies Corp.                              411,701
                                                                   ------------
                                                                        911,201
                                                                   ------------
              AUTOMOBILE PARTS - 1.3%
    13,300       Tenneco Inc.                                           317,538
                                                                   ------------

              BANKING - 3.4%
     8,800       Bank of New York Company, Inc.                         322,850
     5,600       Mellon Bank Corp.                                      203,700
     3,000       Northern Trust Corp.                                   291,000
                                                                   ------------
                                                                        817,550
                                                                   ------------
              CHEMICALS - 2.5%
    15,000       Monsanto Co.                                           591,562
                                                                   ------------

              COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 5.9%
     3,600       Compaq Computer Corp.                                   85,275
     5,600       International Business Machines Corp.                  723,800
    23,400       Seagate Technology, Inc. (a)                           599,625
                                                                   ------------
                                                                      1,408,700
                                                                   ------------
              CONTAINERS & PACKAGING - 1.9%
    13,900       Owens-Illinois, Inc. (a)                               454,356
                                                                   ------------

              ELECTRONICS/ELECTRICAL COMPONENTS - 6.0%
     5,796       Koninklijke (Royal) Philips Electronics N.V.           584,672
     5,800       Texas Instruments Inc.                                 841,000
                                                                   ------------
                                                                      1,425,672
                                                                   ------------

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1999
                                   (Unaudited)

    Shares                                                             Value
    ------                                                             -----
              COMMON STOCKS - 82.4%
              ENERGY & UTILITIES - 7.3%
    59,200       Key Energy Services, Inc. (a)                     $    210,900
    16,748       KeySpan Corp.                                          441,728
     8,200       Schlumberger Ltd.                                      522,237
    13,000       Williams Companies, Inc.                               553,312
                                                                   ------------
                                                                      1,728,177
                                                                   ------------
              ENTERTAINMENT - 1.1%
     8,500       The Walt Disney Company                                261,906
                                                                   ------------

              FOOD/BEVERAGES - 6.7%
     5,600       Anheuser-Busch Companies, Inc.                         397,250
    12,500       Nabisco Holdings Corp. - Class A                       540,625
     1,000       PepsiCo, Inc.                                           38,688
    20,000       Ralston-Ralston Purina Group                           608,750
                                                                   ------------
                                                                      1,585,313
                                                                   ------------
              GOLD - 1.0%
    18,130       Placer Dome Inc.                                       214,160
                                                                   ------------

              HOUSEHOLD PRODUCTS - 4.3%
     7,200       Black & Decker Corp.                                   454,500
     4,900       General Electric Co.                                   553,700
                                                                   ------------
                                                                      1,008,200
                                                                   ------------

              INSURANCE - 7.7%
    15,200       Ace Ltd.                                               429,400
     5,000       Aetna Inc.                                             447,188
     5,600       PartnerRe Ltd.                                         209,300
     4,400       Tokio Marine & Fire Insurance Co. Ltd. - ADR           246,950
     8,700       XL Capital Ltd. - Class A                              491,550
                                                                   ------------
                                                                      1,824,388
                                                                   ------------

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1999
                                   (Unaudited)

    Shares                                                             Value
    ------                                                             -----
              COMMON STOCKS - 82.4%
              MEDIA - 7.4%
     8,700       Chancellor Media Corp. (a)                        $    479,588
    14,700       Fox Entertainment Group, Inc. - Class A (a)            395,981
    10,200       Tribune Co.                                            888,675
                                                                   ------------
                                                                      1,764,244
                                                                   ------------
              MEDICAL SUPPLIES - 1.0%
     2,300       Tyco International Ltd.                                217,925
                                                                   ------------

              OFFICE EQUIPMENT - 1.1%
     4,300       Xerox Corp.                                            253,969
                                                                   ------------

              OIL & GAS DRILLING - 2.7%
    11,000       Conoco Inc. - Class A                                  306,625
     8,700       Unocal Corp.                                           344,737
                                                                   ------------
                                                                        651,362
                                                                   ------------
              PHARMACEUTICALS - 8.7%
     7,100       Johnson & Johnson                                      695,800
    10,100       McKesson HBOC, Inc.                                    324,463
     4,300       Pfizer Inc.                                            471,925
     8,200       Warner-Lambert Co.                                     568,875
                                                                   ------------
                                                                      2,061,063
                                                                   ------------
              SOFTWARE & PROCESSING - 2.6%
    12,700       First Data Corp.                                       621,506
                                                                   ------------

              UTILITIES - GAS - 0.6%
     4,000       Equitable Resources, Inc.                              151,000
                                                                   ------------

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1999
                                   (Unaudited)

    Shares                                                             Value
    ------                                                             -----
              COMMON STOCKS - 82.4%
              UTILITIES - TELEPHONE - 5.4%
    10,600       Bell Atlantic Corp.                               $    692,975
    12,400       BellSouth Corp.                                        581,250
                                                                   ------------
                                                                      1,274,225
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $16,399,609)               $ 19,544,017
                                                                   ------------

              PREFERRED STOCKS - 4.0%
    26,600       News Corp. Ltd. - ADR                             $    839,563
     2,600       Owens-Illinois, Inc.                                   113,750
                                                                   ------------

              TOTAL PREFERRED STOCKS (Cost $846,890)               $    953,313
                                                                   ------------

              MONEY MARKET FUNDS - 14.4%
 3,404,143       United Missouri Bank Money Market Fiduciary
                   (Cost $3,404,143)                               $  3,404,143
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 100.8%
                (Cost $20,650,642)                                 $ 23,901,473

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%           (194,706)
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 23,706,767
                                                                   ============

(a) Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The LEVCO Equity Value Fund (the Fund) is a no-load, diversified series of the LEVCO Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Delaware business trust on January 2, 1997. The Fund commenced operations on August 4, 1997.

The Fund's investment objective is long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index. The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Payment of all dividends and capital gains distributions is made in shares. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                             LEVCO EQUITY VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                   (Unaudited)

Federal income taxes -- The Fund has complied with the special provisions of the
Internal  Revenue  Code  available  to  regulated   investment   companies  and,
therefore, no federal income tax provision is required.

The following information is based upon the federal income tax cost of portfolio investments of $20,581,872 as of June 30, 1999:

     Gross unrealized appreciation...........................  $3,784,738
     Gross unrealized depreciation...........................    (534,247)
                                                               ----------
     Net unrealized appreciation.............................  $3,250,491
                                                               ==========

The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 1999,  cost of purchases  and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $9,172,048 and $6,535,958, respectively.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by John A. Levin & Co., Inc. (the Adviser) under the terms of an Investment Advisory Agreement. The Adviser also provides certain administrative services required by the Trust and the Fund. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.85% of its average daily net assets.

The Adviser currently intends to limit the total operating expenses of the Fund to 1.10% of its average daily net assets. Accordingly, the Adviser voluntarily waived its investment advisory fees of $77,333 and reimbursed the Fund for $9,789 of other operating expenses for the six months ended June 30, 1999. Certain trustees and officers of the Trust are also officers of the Adviser.

TRUSTEES COMPENSATION
No compensation is paid by the Fund to officers and trustees of the Fund who are affiliated with the Adviser and/or LEVCO Securities, Inc., the Distributor of the Fund's shares. The Fund pays each unaffiliated trustee an annual retainer of $7,500.